Provision for Income Taxes	12 Months Ended
Jun. 30, 2026
Provision for Income Taxes [Abstract]
PROVISION FOR INCOME TAXES

NOTE 13 — PROVISION FOR INCOME TAXES

Cayman Islands and British Virgin Islands

Acco Group Holdings Limited is incorporated in Cayman Islands and Starry Prospect Limited is incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current Cayman Islands law and British Virgin Islands law, respectively. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

Singapore

Our subsidiary incorporated in Singapore is subject to the Singapore corporate income tax at a rate of 17%. Singapore operates a one-tier corporate tax system, meaning that tax paid by the Subsidiary on its chargeable income is final, and dividends paid to shareholders are exempt from further taxation.

HK SAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million. The following tables provide the reconciliation of the difference between the statutory and effective tax expenses following as of June 30, 2026, 2025 and 2024.

(a) Significant components of the provision for income taxes are as follows

	For the year ended June 30,
	2026	2025	2024
Income tax expenses	$43,567	$131,232	$127,319
Deferred expenses (benefit)	549	(734)	(87)
Total	$44,116	$130,498	$127,232

(b) The following table provides the reconciliation of the differences between statutory and effective tax expenses for the year for the years ended June 30, 2026, 2025 and 2024.

	For the year ended June 30,
	2026		2025		2024
Income before tax expenses	$330,561		$1,152,223		$1,120,062
Income taxes computed at Hong Kong Profits Tax rate	54,543	16.5%	156,048	16.5%	184,810	16.5%
Rate differences in various jurisdictions	12,167	3.7%	35,101	0.1%	322	0.0%
Tax allowance at the statutory tax rates	(8,256)	(2.5%)	(13,531)	(1.2%)	(7,815)	(0.7%)
Tax effect on non-assessable income	(2,900)	(0.9%)	(6,630)	(0.6%)	(8,222)	(0.7%)
Tax effect of two-tier tax rate	(21,154)	(6.4%)	(42,308)	(3.7%)	(42,308)	(3.7%)
Valuation allowance for tax losses	10,626	3.2%	—	0.0%	—	0.0%
Others	(910)	(0.3%)	1,818	0.2%	445	0.0%
Income taxes	$44,116	13.3%	$130,498	11.3%	$127,232	11.4%

(c) Deferred tax

Significant components of the deferred tax assets are presented below

	As of year ended June 30,
	2026	2025
Deferred tax assets:
– Tax losses carry forwards	$10,626	$—
– Provision for credit losses	231	(873)
– Plant and equipment	(1,255)	568
– Right-of-use asset and lease liabilities	3,211	3,043
Total deferred tax asset	12,813	2,738
Less: Valuation allowance for tax losses	(10,626)	—
Deferred tax assets, net	$2,187	$2,738

The tax losses carry forwards are available for offsetting against future taxable profits for which no deferred tax asset is recognized due to uncertainty of its recoverability. The realization of the future income tax benefits from the tax losses carry forwards is available for an unlimited future period subject to the compliance with certain provisions of the tax legislations of the countries in which the group company operates.

As of June 30, 2026, the Group had net operating loss carryforwards of approximately US$47,166 which mainly arose from the Group’s subsidiary. The net operating loss can be carried forward to offset future taxable income. As of June 30, 2026, deferred tax assets which arose from the net operating losses carryforwards amounting to US$10,626 were fully provided for related valuation allowance.